N-2	Aug. 01, 2024 USD ($)
Cover [Abstract]
Entity Central Index Key	0001754927
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	Axonic Alternative Income Fund
Other Annual Expenses [Abstract]
Expense Example [Table Text Block]

Example:

An investor would pay the following expenses on a $1,000 investment, assuming a 5.0% annual return:

Period Invested	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$29	$81	$137	$287
Class A Shares	$75	$126	$194	$374

You would pay the following expenses if you did not redeem your shares:

Period Invested	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$29	$81	$137	$287
Class A Shares	$60	$126	$194	$374

Institutional Shares [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	$ 29
Expense Example, Years 1 to 3	81
Expense Example, Years 1 to 5	137
Expense Example, Years 1 to 10	287
A Shares [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	75
Expense Example, Years 1 to 3	126
Expense Example, Years 1 to 5	194
Expense Example, Years 1 to 10	$ 374